Annual Total Returns [BarChart] - VY JPMorgan Small Cap Core Equity Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(1.60%)
2012	18.24%
2013	38.52%
2014	7.94%
2015	(4.02%)
2016	21.17%
2017	15.17%
2018	(10.82%)
2019	25.96%
2020	15.84%